GOODWILL (Details Textual) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Goodwill	$ 8,560,336	$ 8,560,336	$ 344,000	$ 0